Taxes on Income (Details) - Schedule of reconciliation of taxes on profit loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of taxes on profit loss [Abstract]
Gain before taxes on income	$ 18,565	$ 22,981	$ 20,341
Statutory tax rate	23.00%	23.00%	23.00%
Tax calculated using the statutory tax rate	$ 4,270	$ 5,286	$ 4,678
Increase (decrease) in taxes resulting from permanent differences - the tax effect:
Adjustment of deferred tax balances following a change in tax rates		(356)
Taxable income with preferred income tax rates by virtue of the Encouragement Law	(3,082)	(3,747)
Tax exempt income, income subject to special tax rates and nondeductible expenses and other	(303)	(105)
Increase in unrecognized tax losses in the year		(352)
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes	441
Carry-forward tax losses utilization for which no deferred taxes were provided, net			(4,678)
Temporary differences for which deferred taxes are initially recognized			(1,944)
Prior year taxes		4	(11)
Other	99
Tax on income	$ 1,425	$ 730	$ (1,955)
Effective tax rate	7.70%	3.20%	9.60%